Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VII
Entity Central Index Key	0001561785
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000122820 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Global TacticalCommodity Strategy Fund
Class Name	First Trust Global TacticalCommodity Strategy Fund
Trading Symbol	FTGC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Global Tactical Commodity Strategy Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTGC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTGC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Global Tactical Commodity Strategy Fund	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.71% for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the Bloomberg Commodity Index, which returned 5.38% for the same Period.
This outperformance was the result of the Fund’s active management of its commodity futures exposure versus the benchmark’s commodity futures weighting scheme during the Period.
Commodities, as measured by the benchmark, rallied modestly during the Period, returning 5.38% for the Period. Underneath the relatively placid commodity returns was a large rally in the precious metals sector (+25.26%), the livestock sector (+20.23%), and the softs sector (+32.49%). The two largest sectors by weight in the commodity market, the energy and agricultural sectors, were up 1.18% and down -3.92%, respectively. Interest rates in the short end of the curve (less than 1 year to maturity treasuries), fell during the Period as the Federal Reserve (the “Fed”) switched from a tightening policy to a loosening policy, cutting the benchmark Federal Funds target rate by 1.0% during the Period. Longer rates (> 1 year to maturity) rose on a year-over-year basis, as the consistently robust growth in gross domestic product and steady U.S. job growth numbers forestalled a more aggressive rate cutting program by the Fed.
The Fund benefitted from its exposure to the soft commodity sector, which consists of cocoa, cotton, coffee and sugar. In particular, a large rally in cocoa, up 340.72% during the Period, boosted Fund performance on an absolute and relative basis. Other beneficial Fund allocations relative to the benchmark were overweights in heating oil, gas-oil, and gasoline, all of which added relative performance to the Fund during the Period. Underweights in natural gas also boosted relative performance. Detracting from relative performance during the Period were the Fund’s allocation to copper, soymeal, WTI crude oil, and Brent crude oil. The timing of the Fund’s copper and soy-meal allocations hurt overall performance as the Fund moved to an overweight position in both commodities during the May and June time period, only to have both commodities sell off from mid-May through mid-August hurting the Fund’s performance. The Fund was, on average, underweight in WTI crude oil and Brent oil during the Period, which reduced relative returns during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Global Tactical Commodity Strategy Fund	9.71%	9.73%	1.68%
Bloomberg Commodity Index	5.38%	6.77%	1.28%
S&P GSCI®	9.25%	7.12%	1.24%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTGC for more recent performance information.
Net Assets	$ 2,211,302,610
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 21,633,467
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$2,211,302,610
Total number of portfolio holdings	39
Total advisory fee paid	$21,633,467
Portfolio turnover rate	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total exposure of the Fund, respectively.
Fund Allocation
U.S. Government Bonds and Notes	48.3%
U.S. Treasury Bills	2.3%
Money Market Funds	39.4%
Net Other Assets and Liabilities(1)	10.0%
Total	100.0%
FUTURES EXPOSURE  (2)
(1)  Includes variation margin on futures contracts.
(2)  Futures exposure is calculated on the notional value as a percentage of total notional exposure.

C000168150 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust AlternativeAbsolute Return Strategy ETF
Class Name	First Trust AlternativeAbsolute Return Strategy ETF
Trading Symbol	FAAR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Alternative Absolute Return Strategy ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Alternative Absolute Return Strategy ETF	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.31% for the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the Bloomberg Commodity Index, which returned 5.38% for the same Period.
This outperformance was the result of the Fund’s active management of its long and short commodity futures positions taken during the Period.
Commodities, as measured by the benchmark, rallied modestly during the Period, returning 5.38% for the Period. Underneath the relatively placid commodity returns was a large rally in the precious metals sector (25.26%), the livestock sector (20.23%), and the softs sector (32.49%). The two largest sectors by weight in the commodity market, the energy and agricultural sectors, were up 1.18% and down 3.92%, respectively. Interest rates in the short end of the curve (less than 1 year to maturity Treasuries), fell during the year as the Federal Reserve (the “Fed”) switched from a tightening policy to a loosening policy, cutting the benchmark Federal Funds target rate by 1.0% during the Period. Longer rates (> 1 year to maturity) rose on a year-over-year basis, as the consistently robust growth in gross domestic product and steady U.S. job growth numbers forestalled a more aggressive rate cutting program by the Fed.
The Fund’s top three profitable positions for the Period were cocoa, coffee, and gold. Cocoa’s value added was the largest contributor to total returns as poor weather severely impacted the 2023/2024 cocoa harvest. As a result, cocoa prices, as measured by the Bloomberg Cocoa Index, were up 340.7% in 2024. Coffee prices also surged on generally poor equatorial weather patterns rising by 87.2%, boosting Fund returns during the Period. The Fund maintained a long position in gold during the Period, benefitting from the 26.6% rise in gold prices, as measured by the Bloomberg Gold Total Return Index.
The Fund’s top three unprofitable positions were sugar, natural gas, and copper. The Bloomberg Sugar Total Return Index was up only 1.63% during the Period; however, prices traded in a broad 25% range during the Period, rallying, selling off, rallying, and then selling off again. During the Period, the Fund was both long and short sugar, and was unprofitable on both sides of the trade. Natural gas was the second largest detractor from total returns as a sharp rally in the second quarter of 2024, while the Fund was short, detracted from the Fund’s total returns. Finally, the Fund’s position in copper detracted from total return as copper rallied in the first half of the Period and then sold off in the second half of the Period. The Fund purchased copper during the first half of the Period, only to see the early gains lost during the subsequent second half of the Period sell-off.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 18, 2016 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	Since Inception (5/18/16)
First Trust Alternative Absolute Return Strategy ETF	6.31%	6.07%	2.24%
3 Month U.S. Treasury Bills + 3%	8.48%	5.59%	5.14%
Bloomberg Commodity Index	5.38%	6.77%	3.85%
S&P 500® Index	25.02%	14.53%	15.03%

Performance Inception Date	May 18, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FAAR for more recent performance information.
Net Assets	$ 96,697,353
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,227,751
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$96,697,353
Total number of portfolio holdings	33
Total advisory fee paid	$1,227,751
Portfolio turnover rate	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total exposure of the Fund, respectively.
Fund Allocation
U.S. Government Bonds and Notes	65.0%
Money Market Funds	27.9%
Net Other Assets and Liabilities(1)	7.1%
Total	100.0%
FUTURES EXPOSURE  (2)
(1)  Includes variation margin on futures contracts.
(2)  Futures exposure is calculated on the notional value as a percentage of total notional exposure.